CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current
Cash and cash equivalents	$ 77,277	$ 14,521
Receivables, prepaids and other assets	5,267	1,733
Inventories	29,178	11,087
Gold stream derivative asset	0	33
Total current assets	111,722	27,374
Inventories	12,829	9,711
Other assets	1,545	235
Reclamation bonds	1,768	0
Mining interest, plant and equipment	80,581	69,762
TOTAL ASSETS	208,445	107,082
Current liabilities
Accounts payable and accrued liabilities	28,498	14,798
Term loans and derivative liabilities	0	1,803
Deferred gain on sale of mineral interest	350	0
Total current liabilities	28,848	16,601
Accrued liabilities	1,062	1,165
Reclamation and rehabilitation obligation	20,441	4,363
Deferred income tax liability	6,962	3,224
Deferred gain on sale of mineral interest	399	0
Term loans and derivative liabilities	0	4,806
Total liabilities	57,712	30,159
Shareholders' equity
Share capital	162,447	121,778
Contributed surplus	16,817	16,321
Accumulated other comprehensive income	2,350	2,837
Deficit	(30,881)	(64,013)
Total shareholders' equity	150,733	76,923
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 208,445	$ 107,082